Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Fair value adjustments related to interest rate swap fair value hedges	$ 24	$ 26
Unamortized issuance costs	(23)	(35)
Unamortized discount	(14)	(18)
Total debt	5,407	5,669
Current maturities of long-term debt	500	0
Total long-term debt	4,907	5,669
Revolving credit agreement terminated December, 2016, weighted average interest rate of 2.930% at December 31, 2015
Line of Credit Facility [Line Items]
Credit facility issued amount	$ 0	96
Weighted average variable interest rate	2.93%
Revolving credit agreement, weighted-average variable interest rate of 2.014% and 1.572%, as of December 31, 2016 and December 31, 2015, respectively, due May 2019
Line of Credit Facility [Line Items]
Credit facility issued amount	$ 195	$ 375
Weighted average variable interest rate	1.572%	2.014%
Senior Notes | Issued November, 2012, interest at 2.500% payable semi-annually, due December, 2017
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 500	$ 500
Stated interest rate	2.50%
Senior Notes | Issued February 2009, interest at 9.750% payable semiannually, due March 2019 (a)
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 450	450
Stated interest rate	9.75%
Senior Notes | Issued March 2010, interest at 5.350% payable semiannually, due March 2020 (a)
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 600	600
Stated interest rate	5.35%
Senior Notes | Issued September 2011, interest at 4.750% payable semiannually, due September 2021
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 500	500
Stated interest rate	4.75%
Senior Notes | Issued March, 2012, interest at 4.950% payable semi-annually, due April, 2022
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 350	350
Stated interest rate	4.95%
Senior Notes | Issued March, 2013, interest at 3.875% payable semi-annually, due March, 2023
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 500	500
Stated interest rate	3.875%
Senior Notes | Issued August 2000, interest at 8.125% payable semiannually, due August 2030 (a)
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 300	300
Stated interest rate	8.125%
Senior Notes | Issued October 2006, interest at 6.450% payable semiannually, due November 2036
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 300	300
Stated interest rate	6.45%
Senior Notes | Issued September 2007, interest at 6.750% payable semiannually, due September 2037
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 450	450
Stated interest rate	6.75%
Senior Notes | Issued March, 2014, interest at 5.600% payable semi-annually, due April, 2044
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 400	400
Stated interest rate	5.60%
Senior Notes | Revolving credit agreement, weighted-average variable interest rate of 2.014% and 1.572%, as of December 31, 2016 and December 31, 2015, respectively, due May 2019 | Issued March, 2014, interest at 2.700% payable semi-annually, due April, 2019
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 325	325
Stated interest rate	2.70%
Junior Subordinated Notes | Issued May 2013, interest at 5.850% payable semiannually, due May 2043
Line of Credit Facility [Line Items]
Debt securities issued amount	$ 550	$ 550
Stated interest rate	5.85%